Retirement Plans	9 Months Ended
Sep. 30, 2024
Retirement Benefits [Abstract]
Retirement Plans	Retirement Plans The Company operates defined contribution retirement plans for the majority of its employees at varying rates of their salaries. Total contributions by the Company to the retirement plans were $14.5 million in the twelve months ended December 31, 2023 (2022 — $12.5 million, 2021 — $13.5 million).